BANK LOANS	6 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
BANK LOANS

NOTE 5 – BANK LOANS

	As of	As of
	December 31, 2023	June 30, 2023

Cathay Bank	$1,200	$887,000
Dongguan Rural Commercial Bank	5,184,442	4,555,467
Total	5,185,642	5,442,467
Less: current portion of short-term loans	(705,200)	(887,000)
Less: current portion of long-term loans	(625,274)	(2,959,918)
Long-term loans	$3,855,168	$1,595,549

(1)

On February 6, 2020, one of the Company’s U.S. subsidiaries, Dogness Group, obtained a line of credit from Cathay Bank, pursuant to which Dogness Group has the availability to borrow a maximum $1.2 million out of this line of credit for two years at the U.S. prime rate. The loan is guaranteed by the fixed assets of Dogness Group. The purpose of this loan is to expand the business operation and increase the marketing and sales activities in the United States and other international markets.

As of December 31, 2023, the outstanding balance was $1200. The Company has extended the repayment date to February 2024 from the original due date of February 2022. This loan was fully repaid in February, 2024, subsequently.

(2)	On July 17, 2020, the Company entered into multiple loan agreements with Dongguan Rural Commercial Bank to borrow an aggregate of $7.0 million (RMB50 million) of loans to support the working capital needs and the construction of the Company’s current CIP projects. The loans have tenure varying between three and eight years. The loans bear a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus difference basis points. The Company pledged the land use right of approximately $1.8 million and buildings of approximately $4.8 million from Meijia as collateral to secure total loans of $4.2 million (RMB30 million). Mr. Silong Chen, the CEO of the Company, pledged personal property as collateral to secure the remaining loans of $2.9 million (RMB20 million). Dongguan Dogness, Meijia and Mr. Silong Chen also provided guarantee for the loans. As of December 31, 2023, the outstanding balance was $5,184,442. The Company further repaid $216,736 (RMB1,571,686) subsequent to the period end.

Interest expenses for the above-mentioned loans amounted to $154,884 and $208,134 for the six months ended December 31, 2023 and 2022, respectively.

As of December 31, 2023, the Company’s short-term and long-term loans totaled approximately $6.2 million. The repayment schedule for the Company’s bank loans are as follows:

Twelve months ending December 31,	Repayment
2024	$1,330,474
2025	915,634
2026	2,277,208
2027	430,053
2028	232,273
Total	$5,185,642

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

(Unaudited)